Loans Payable	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
LOANS PAYABLE
13.
LOANS PAYABLE

Short-term Loans

Short-term loans as of December 31, 2022 and 2023 amounted to RMB3,347,638 and RMB3,571,637 (US$503,055), respectively, which primarily consisted of secured RMB denominated borrowings from financial institutions in the PRC that are repayable within one year. As of December 31, 2022 and 2023, the repayments of primarily all of the short-term loans are guaranteed by subsidiaries within the Group and collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB522,390 and RMB509,348 (US$71,740), respectively.

Structured payable arrangements

In 2021, 2022 and 2023, the Group entered into structured payable arrangements with banks or other financial institutions (“factoring arrangements”). Under the factoring arrangements, the suppliers’ receivables collection process was accelerated through selling its receivables from the Group to the banks or other financial institutions at a discount. For the years ended December 31, 2021, 2022 and 2023, the Group was legally obligated to pay the banks or other financial institutions in the amount totaling RMB1,058,619, RMB1,497,423 and RMB1,771,139 (US$249,460), respectively, which will mature within one year.

As a result of the factoring arrangements, the payment terms of the Group’s original accounts payables were substantially modified and considered extinguished as the nature of the original liability has changed from accounts payables to loan borrowings from banks or other financial institutions. The proceeds from borrowings from banks or other financial institutions is a financing activity and is reported as “Proceeds from short-term loans” on the consolidated statements of cash flows. As of December 31, 2022 and 2023, the outstanding borrowings from the factoring arrangements were RMB754,581 and RMB1,055,806 (US$148,707), respectively, which are repayable within one year and are included in “Short-term loans” on the consolidated balance sheets.

The weighted average interest rate for all of the outstanding short-term borrowings mentioned above as of December 31, 2022 and 2023 was 3.95% and 3.95%, respectively. As of December 31, 2022 and 2023, the aggregate amounts of unused lines of credit for short-term loans were RMB1,635,644 and RMB2,176,120 (US$306,500), respectively.